T. ROWE PRICE Japan Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN 98.3%
COMMON STOCKS 97.2%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT 7.4%
Transportation Equipment 7.4%
Hino Motors  1,561,800 13,576
Nippon Seiki  565,900 5,055
Suzuki Motor  993,400 42,293
Total Automobiles & Transportation Equipment 60,924
CONSTRUCTION & MATERIALS 1.1%
Construction 1.1%
Sumitomo Densetsu  499,600 9,107
Total Construction & Materials 9,107
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 14.8%
Electric Appliances 14.1%
FANUC  69,200 13,684
Hamamatsu Photonics  206,500 10,565
Keyence  87,900 45,086
Mitsubishi Electric  2,174,100 27,227
Murata Manufacturing  191,500 14,398
Nippon Ceramic  246,100 5,263
116,223
Precision Instruments 0.7%
Shimadzu  157,400 5,679
5,679
Total Electric Appliances & Precision
Instruments 121,902
FINANCIALS EX-BANKS 0.6%
Other Financing Business 0.2%
Aruhi (1) 199,800 2,004
2,004
Securities & Commodities Futures 0.4%
WealthNavi (1)(2) 230,900 3,309
3,309
Total Financials ex-Banks 5,313

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
FOODS 0.7%
Foods 0.7%
Ezaki Glico (1) 168,700 5,469
Total Foods 5,469
IT & SERVICES & OTHERS 36.2%
Information & Communication 18.7%
Coconala (1)(2) 351,100 2,873
Demae-Can (2) 351,300 2,287
Freee (1)(2) 302,872 11,973
GMO Financial Gate (1) 32,300 4,242
GMO Payment Gateway (1) 103,100 9,047
Hikari Tsushin  69,700 8,369
JMDC (2) 144,800 6,720
Medley (2) 125,800 2,181
Mercari (2) 180,800 6,828
Money Forward (1)(2) 187,400 8,528
Nippon Telegraph & Telephone  1,183,100 33,858
Plaid (1)(2) 379,300 4,100
Sansan (1)(2) 502,888 5,575
SoftBank  1,249,000 15,657
SoftBank Group  716,300 31,732
153,970
Other Products 2.3%
Nintendo  24,900 12,202
Pigeon  338,000 6,588
18,790
Services 15.2%
Benefit One  284,300 8,647
CyberAgent  535,100 6,239
LITALICO  81,300 2,029
Oriental Land  61,900 10,776
Recruit Holdings  503,400 24,882
SMS  696,900 19,160
Solasto  1,742,000 16,022
TechnoPro Holdings  421,000 10,770
UT Group (1) 714,000 20,459
Visional (2) 89,800 6,596
125,580
Total IT & Services & Others 298,340

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
MACHINERY 16.8%
Machinery 16.8%
Daikin Industries  160,100 33,612
Disco  20,000 5,499
Fujitec  848,300 20,176
Hoshizaki  506,600 37,435
Kubota  902,600 19,357
Miura  523,000 15,442
SMC  12,100 6,749
Total Machinery 138,270
PHARMACEUTICAL 4.8%
Pharmaceutical 4.8%
Chugai Pharmaceutical  336,800 10,939
Daiichi Sankyo  387,800 8,714
Eisai  207,600 10,398
Kyowa Kirin  386,600 9,636
Total Pharmaceutical 39,687
RAW MATERIALS & CHEMICALS 7.9%
Chemicals 4.7%
Fancl  409,500 10,429
Kansai Paint  550,900 11,436
Nippon Paint Holdings  1,081,500 8,649
Nippon Sanso Holdings  184,300 3,660
Sumitomo Seika Chemicals  164,700 4,416
38,590
Pulp & Paper 3.2%
Daio Paper (1) 1,617,700 26,320
26,320
Total Raw Materials & Chemicals 64,910
REAL ESTATE 1.9%
Real Estate 1.9%
Hoshino Resorts REIT  2,187 12,358
Industrial & Infrastructure Fund Investment (1) 2,282 3,826
Total Real Estate 16,184
RETAIL TRADE 3.1%
Retail Trade 3.1%
Fast Retailing  22,200 13,064
JINS Holdings  98,200 6,071

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Pan Pacific International Holdings  210,300 2,830
Welcia Holdings  132,300 3,573
Total Retail Trade 25,538
STEEL & NONFERROUS METALS 1.9%
Nonferrous Metals 1.9%
Sumitomo Electric Industries  1,177,500 15,612
Total Steel & Nonferrous Metals 15,612
Total Common Stocks 801,256
CONVERTIBLE PREFERRED STOCKS 1.1%
IT & SERVICES & OTHERS 1.1%
Information & Communication 1.1%
Atama Plus, Series C, Acquisition Date: 7/20/21, Cost
$4,550 (2)(3)(4) 5,393 4,344
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 4,345
Finc Technologies, Series E, Acquisition Date: 12/18/19,
Cost $3,650 (2)(3)(4) 232,019 132
Total IT & Services & Others 8,821
Total Convertible Preferred Stocks 8,821
Total Japan (Cost $598,716) 810,077
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS 1.3%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6) 10,737,011 10,737
Total Short-Term Investments (Cost $10,737) 10,737

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
3.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6) 30,528,014 30,528
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 30,528
Total Securities Lending Collateral (Cost $30,528) 30,528
Total Investments in Securities 103.3%
(Cost $639,981) $ 851,342
Other Assets Less Liabilities (3.3)% (26,923)
Net Assets 100.0% $ 824,419
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2022.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $8,821 and represents 1.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 3++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 7,302  ¤  ¤ $ 41,265
T. Rowe Price Short-Term Fund 62,698  ¤  ¤ —
Total $ 41,265^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $41,265.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Japan Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Japan Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Japan Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2022, totaled $86,000 for the period ended
January 31, 2022.
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 801,256 $ — $ 801,256
Convertible Preferred Stocks — — 8,821 8,821
Short-Term Investments 10,737 — — 10,737
Securities Lending Collateral 30,528 — — 30,528
Total $ 41,265 $ 801,256 $ 8,821 $ 851,342
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Ending
Balance
1/31/22
Investment in Securities
Convertible Preferred Stocks $ 8,907 $ (86) $ 8,821

T. ROWE PRICE Japan Fund

on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F62-054Q1 01/22